Note 12 - Fair Value Measurements - Summary of Level 3 Changes (Details) (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Derivative, Gain (Loss) on Derivative, Net	Derivative, Gain (Loss) on Derivative, Net